Share-based payments - Summary of Ordinary Share Activity (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Vested	$ 32
Class A Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, Nonvested Beginning Balance | shares	523,980
Ordinary shares, Granted | shares	9,370	[1]
Ordinary shares, Vested | shares	(523,980)	[2]
Ordinary shares, Forfeited | shares	(3,500)
Ordinary shares, Nonvested Ending Balance | shares	5,870
Weighted Average Grant Date Fair Value, Outstanding Beginning Balance	$ 113.12
Weighted Average Grant Date Fair Value, Granted	350.62	[1]
Weighted Average Grant Date Fair Value, Vested	113.12	[2]
Weighted Average Grant Date Fair Value, Forfeited	350.62
Weighted Average Grant Date Fair Value, Outstanding Ending balance	$ 350.62
Class B Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, Nonvested Beginning Balance | shares	292,576
Ordinary shares, Granted | shares	0	[1]
Ordinary shares, Vested | shares	(292,576)	[2]
Ordinary shares, Forfeited | shares	0
Ordinary shares, Nonvested Ending Balance | shares	0
Weighted Average Grant Date Fair Value, Outstanding Beginning Balance	$ 46.06
Weighted Average Grant Date Fair Value, Granted	0	[1]
Weighted Average Grant Date Fair Value, Vested	46.06	[2]
Weighted Average Grant Date Fair Value, Forfeited	0
Weighted Average Grant Date Fair Value, Outstanding Ending balance	$ 0

[1]	The fair value of shares granted under the 2018 Plan during the year ended December 31, 2021 was based on the relative value of the Transaction.
[2]	Represents share-based awards that vested in connection with the completion of the Transaction as described in Note 2.